Shareholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Shareholders' Deficit

Note 6 - Shareholders’ Deficit

Increase in Authorized Shares

On September 18, 2018, an increase in authorized capital stock from 505,000,000 to 2,505,000,000 became effective, of which 5,000000 shares shall be Preferred Stock, and 2,500,000,000 shall be Common Stock.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock which have been designated as follows:

	Number of Shares	Number of Shares Outstanding at	Par	Liquidation
	Authorized	September 30, 2018	Value	Value
Series AA	1,000,000	5,000	$0.0001	$-
Preferred Series B	50,000	1,350	$0.0001	$100
Preferred Series C	8,000	1,318	$0.0001	$1,000
Undesignated	3,942,000	-	-	-

Series AA Preferred Shares

On February 22, 2013, the Board of Directors of the Company authorized an amendment to the Company’s Articles of Incorporation, as amended (the “Articles of Incorporation”), in the form of a Certificate of Designation that authorized the issuance of up to one million (1,000,000) shares of a new series of preferred stock, par value $0.0001 per share, designated “Series AA Super Voting Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.

Each holder of outstanding shares of Series AA Super Voting Preferred Stock shall be entitled to one hundred thousand (100,000) votes for each share of Series AA Super Voting Preferred Stock held on the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company. The Series AA Super Voting Preferred Stock holders will receive no dividends nor any value on liquidation. As of September 30, 2018, there were 5,000 shares of Series AA Preferred stock outstanding.

Series B Convertible Preferred Stock

On February 7, 2017, the Company filed a certificate of designation for 50,000 shares of Series B Convertible Preferred Stock designated as Series B (“Series B”) which are authorized and convertible, at the option of the holder, commencing six months from the date of issuance into common shares and warrants. For each share of Series B, the holder, on conversion, shall receive the stated value divided by 75% of the market price on the date of purchase of Series B and a three-year warrant exercisable into up to a like amount of common shares with an exercise price of 150% of the market price as defined in the Certificate of Designation. Dividends shall be paid only if dividends on the Company’s issued and outstanding Common Stock are paid and the amount paid to the Series B holder will be as though the conversion shares had been issued. The Series B holders have no voting rights. Upon liquidation, the holder of Series B, shall be entitled to receive an amount equal to the stated value, $100 per share, plus any accrued and unpaid dividends thereon before any distribution is made to Series C Secured Redeemable Preferred Stock or common stockholders. As of September 30, 2018, 1,350 shares of Series B and 4,805,600 warrant shares have been issued and are outstanding.

Series C Secured Redeemable Preferred Stock

On December 22, 2017, the Company filed a certificate of designation for 8,000 shares of Series C Secured Redeemable Preferred Stock (“Series C”). Each share of the C Preferred is entitled to receive a $20.00 quarterly dividend commencing March 31, 2018 and each quarter thereafter and is to be redeemed for the stated value, $1,000 per share, plus accrued dividends in cash (i) at the Company’s option, commencing one year from issuance and (ii) mandatorily as of December 31, 2019. The C Preferred does not have any rights to vote with the common stock. Upon liquidation, the holder of Series C, shall be entitled to receive an amount equal to the stated value, $1,000 per share, plus any accrued and unpaid dividends thereon before any distribution is made to common stockholders but after distributions are made to holders of Series B. Since the C Preferred is mandatorily payable, the obligation has been included in long term liabilities on the consolidated balance sheets as of September 30, 2018 and December 31, 2017. The Company’s obligation to redeem the C Preferred is secured by a security interest in the RGN Assets. As of September 30, 2018, the Company has sold 1,318 shares of C Preferred in units comprised of shares of C Preferred and common stock purchase warrants exercisable into up to 5,996,546 shares of common stock for consideration of $1,317,500. The warrants resulted in a debt discount of $152,972 and $101,808 at September 30, 2018 and December 31, 2017, respectively, and are recorded as a discount to the preferred stock liability on the consolidated balance sheet.

Common Stock

During the nine months ended September 30, 2018, the Company issued pursuant to a private placement offering 1,561,950 shares of common stock and the same number of warrants for cash of $60,000. The Company also issued 58,695,192 shares of common stock for the conversion of notes and accrued interest in the amount of $1,237,256.

During the nine months ended September 30, 2018, the Company issued 17,003 shares of common stock valued at $1,046 related to the extension of outstanding notes and lock-up agreements.

During the nine months ended September 30, 2018, the Company issued 4,150,000 shares of common stock with a value of $130,235, related to services and fees.

During the nine months ended September 30, 2018, the Company issued 3,387,534 shares of common stock with a value of $116,531 as a commitment to repay a note payable on its stated terms. Since the note was satisfactorily repaid, the shares and commitment fee were rescinded.

The Variable Debentures issued by the Company each have a provision requiring the Company to reserve a variable amount of shares of common stock for when the holder of the Variable Debenture converts.

Stock Options

The balance of all stock options outstanding as of September 30, 2018 is as follows:

		Weighted Average	Weighted Average
		Exercise Price	Remaining Contractual	Aggregate Intrinsic
	Options	Per Share	Term (years)	Value
Outstanding at January 1, 2018	93,203,369	$0.029	3.96
Granted	1,000,000	$0.030	1.86
Cancelled	-	$-	-
Exercised	-	$-	-
Outstanding at September 30, 2018	94,203,369	$0.029	3.19	$2,232,620

Exercisable at September 30, 2018	93,286,702	$0.029	3.21	$2,210,895

Warrants

During the nine months ended September 30, 2018, in conjunction with the sale of Common Stock, the Company issued three-year common stock purchase warrants to acquire up to 1,561,950 shares of common stock with exercise prices ranging from $0.0734 to $1.00 per share.

In addition, during the nine months ended September 30, 2018, the Company issued a five-year common stock purchase warrant to acquire up to 2,000,000 shares of common stock valued at $71,521 with an exercise price of $0.05 in conjunction with the issuance of a note payable; three-year common stock purchase warrants to acquire up to 4,805,600 shares of common stock with exercise prices ranging from $0.051 to $1.00 in conjunction with the issuance of Series B preferred stock; two-year common stock purchase warrants to acquire up to 3,271,277 shares of common stock with exercise prices ranging from $0.0250 to $0.0516 in conjunction with the issuance of Series C preferred stock; a 2-year common stock purchase warrant to acquire up to 6,200,000 shares of common stock valued at $380,750 with an exercise price of $0.0001; and two-year common stock purchase warrants to acquire up to 642,157 shares of common stock with exercise prices ranging from $0.0368 to $0.0370 in conjunction with the extension of certain notes payable.

The Company measures the fair value of warrants issued using the Black Scholes option pricing model using the following assumptions:

Nine months ended
September 30, 2018

Expected term	2 years - 5 years
Exercise price	$0.0001-$0.0516
Expected volatility	158%-193%
Expected dividends	None
Risk-free interest rate	1.92% to 2.81%
Forfeitures	None

A summary of the status of the warrants granted under these agreements at September 30, 2018, and changes during the nine months then ended is presented below:

	Outstanding Warrants

		Weighted Average
		Exercise Price
	Shares	Per Share
Outstanding at January 1, 2018	61,807,992	$0.31
Granted	18,480,984	$0.20
Cancelled	(300,000)	$0.81
Exercised	-	$-
Outstanding at September 30, 2018	79,988,976	$0.28

Exercisable at September 30, 2018	79,988,976	$0.28

Note 5 - Shareholders’ Deficit

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock which have been designated as follows:

	Number of Shares	Number of Shares Outstanding at	Par	Liquidation
	Authorized	December 31, 2017	Value	Value
Series AA	1,000,000	5,000	$0.0001	$-
Preferred Series B	50,000	-	$0.0001	$100
Preferred Series C	8,000	700	$0.0001	$1,000
Undesignated	3,942,000	-	-	-

Series AA Preferred Shares

On February 22, 2013, the Board of Directors of the Company authorized an amendment to the Company’s Articles of Incorporation, as amended (the “Articles of Incorporation”), in the form of a Certificate of Designation that authorized the issuance of up to one million (1,000,000) shares of a new series of preferred stock, par value $0.0001 per share, designated “Series AA Super Voting Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.

Each holder of outstanding shares of Series AA Super Voting Preferred Stock shall be entitled to one hundred thousand (100,000) votes for each share of Series AA Super Voting Preferred Stock held on the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company. Upon liquidation, dissolution and winding up of the Corporation, whether voluntary or involuntary, the holders of the Series AA Super Voting Preferred Stock then outstanding shall not be entitled to receive out of the assets of the Corporation, whether from capital or earnings available for distribution, any amounts which will be otherwise available to and distributed to the Common Stockholders. As of December 31, 2017 and 2016, there were 5,000 and 1,000 shares of Series AA Preferred stock outstanding.

Series B Convertible Preferred Stock

At December 31, 2017, there are 50,000 shares of Series B Convertible Preferred Stock designated as Series B (“Series B”) which are authorized and convertible into a like amount of common shares. None of the Series B have been issued or are outstanding at December 31, 2017.

Series C Secured Redeemable Preferred Stock

During the year ended December 31, 2017, the Company filed a certificate of designation (the “Designation”) for 8,000 shares of Series C Secured Redeemable Preferred Stock (“C Preferred”). Each share of the C Preferred, which has a stated value of $1,000 per share and par value of $0.0001 per share, is entitled to a $20.00 quarterly dividend commencing March 21, 2018 and each quarter thereafter and is to be redeemed for the stated value plus accrued dividends in cash (i) at the Company’s option, commencing one year from issuance and (ii) mandatorily as of December 31, 2019. Since the C Preferred is mandatorily payable, the obligation has been included in long term liabilities on the consolidated balance sheet as of December 31, 2017. The C Preferred does not have any rights to vote with the common stock. The Company’s obligation to redeem the C Preferred is secured by a security interest in the RGN Assets. The Preferred Stock Series C holders have liquidation preferences over the common stock holders. As of December 31, 2017, the Company has sold 700 shares of C Preferred in units comprised of shares of C Preferred and common stock purchase warrants exercisable into up to 2,725,269 shares of common stock for consideration of $700,000. The warrants are valued at $101,808 at December 31, 2017 and are recorded as a discount to the preferred stock liability on the consolidated balance sheet.

Common Stock

During the year ended December 31, 2017, the Company issued pursuant to a private placement offering 46,437,104 shares of common stock and the same number of warrants for cash of $1,290,250 and conversion of notes and accrued interest in the amount of $113,138. The Company also issued 123,163,542 shares of common stock for the conversion of notes and accrued interest in the amount of $4,975,949.

During the year ended December 31, 2017, the Company issued 379,294 shares of common stock valued at $25,270 related to the extension of outstanding notes and lock-up agreements; 2,142,387 shares valued at $119,282 were issued in connection with $95,597 notes payable; 6,725,000 shares valued at $235,681 were issued in connection with a settlement entered into in 2016; 250,000 shares were issued for cash of $5,050 as a result of a common stock warrant exercise; and 180,274 shares were cancelled valued at $10,294 related to a settlement agreement.

The Company had entered into consulting agreements with various consultants for service to be provided to the Company. The agreements stipulated a monthly fee and a certain number of shares that the consultant vests in over the term of the contract. The consultant was issued a prorated number of shares of common stock at the beginning of the contract, which the consultant earned over a three-month period. At the anniversary of each quarter, the consultant was issued a new allotment of common stock during the first 3 years of engagement. In accordance with ASC 505-50 – Equity-Based Payment to Non-Employees, the common stock shares issued to the consultant were valued upon their vesting, with interim estimates of value as appropriate during the vesting period. During the years ended December 31, 2017 and 2016, the Company issued 3,698,022 shares of common stock with a value of $204,306 and 2,775,000 shares of common stock with a value of $953,250, respectively, related to these consulting agreements.

During the year ended December 31, 2016, the Company also issued 7,113,760 shares of common stock with a value of $1,411,722 for additional services and fees.

During the year ended December 31, 2016, the Company issued pursuant to a private placement offering 9,194,940 shares of common stock and the same number of warrants for cash of $1,128,750 and conversion of notes and accrued interest in the amount of $308,608. The Company also issued 566,327 shares of common stock for cash of $107,079 and 9,476,582 shares of common stock for the conversion of notes and accrued interest in the amount of $1,957,717.

Also, during the year ended December 31, 2016, the Company issued 266,617 shares of common stock valued at $111,661 related to the extension of outstanding notes and lock-up agreements and 140,000 shares valued at $11, 080 were issued in connection with $70,000 notes payable.

The Variable Debentures issued by the Company each have a provision requiring the Company to reserve a variable amount of shares of common stock for when the holder of the Variable Debenture converts. As of December 31, 2017, the Company has reserved approximately 147,868,000 of common shares related to the outstanding debentures.

Stock Options

During the year ended December 31, 2017, the Company granted stock options to independent contractors exercisable into up to 25,272,305 shares of common stock with exercise prices ranging from $0.0269 to $0.054 per share, lives ranging from three to ten years, and cashless exercise rights and were valued at $1,139,403 using the Black Scholes option pricing model. The stock options vested on grant and were expensed in full during the year ended December 31, 2017.

In addition, during the year ended December 31, 2017, the Company issued stock options to independent contractors exercisable into up to 67,931,064 shares of common stock in exchange for the conversion of $1,467,311 of deferred compensation due to the independent contractors. These options have an exercise price of $0.0216 per share, a three-year life and cashless exercise rights. These options vested on grant.

The weighted average grant date fair value of stock options issued during the year ended December 31, 2017 was $0.03 per share.

The balance of all stock options outstanding as of December 31, 2017 is as follows:

		Weighted Average	Weighted Average
		Exercise Price	Remaining Contractual	Aggregate Intrinsic
	Options	Per Share	Term (years)	Value
Outstanding at January 1, 2017	-	$-
Granted	93,203,369	$0.029
Cancelled	-	$-
Exercised	-	$-
Outstanding at December 31, 2017	93,203,369	$0.029	3.96	$2,721,538

Exercisable at December 31, 2017	93,203,369	$0.029	3.96	$2,721,538

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

Options

$0.0540	19,250,000	9.29	$0.0540	19,250,000	$0.0540
$0.0269	6,022,305	2.72	$0.0269	6,022,305	$0.0269
$0.0216	67,931,064	2.55	$0.0216	67,931,064	$0.0216
	93,203,369	3.96	$0.029	93,203,369	$0.029

Warrants

During the year ended December 31, 2017, in conjunction with the sale of Common Stock, the Company issued three-year and five-year common stock purchase warrants to acquire up to 46,437,100 shares of common stock with exercise prices ranging from $0.0188 to $1.00 per share.

In addition, during the year ended December 31, 2017, the Company issued two-year common stock purchase warrants to acquire up to 2,300,000 shares of common stock valued at $83,453 with an exercise prices ranging from $0.0508 to $0.25 in conjunction with the issuance of notes payable; five-year common stock purchase warrants to acquire up to 1,100,678 shares of common stock valued at $71,113 for services provided with exercise prices ranging from $0.096 to $0.267 per share; and two-year common stock purchase warrants to acquire up to 2,725,269 shares of common stock with exercise prices ranging from $0.047 to $0.058 in conjunction with the issuance of preferred stock.

During the year ended December 31, 2016, in conjunction with the sale of Common Stock, the Company issued five-year common stock purchase warrants to acquire up to 9,194,940 shares of common stock with exercise prices ranging from $0.0825 to $0.90 per share.

In March 2016, the Company issued a two-year common stock purchase warrant exercisable into up to 300,000 shares of common stock with an exercise price of $0.81 for services provided by a consultant. The value of these warrants was recorded as non-cash expense in an amount of $40,000 using the Black Sholes Option pricing method.

A summary of the status of the warrants granted under these agreements at December 31, 2017, and changes during the year then ended is presented below:

	Outstanding Warrants
		Weighted Average
		Exercise Price
	Shares	Per Share
Outstanding at January 1, 2017	9,494,940	$0.33
Granted	52,563,052	$0.31
Cancelled	-	$-
Exercised	(250,000)	$0.02
Outstanding at December 31, 2017	61,807,992	$0.31

Exercisable at December 31, 2017	61,807,992	$0.31

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

Warrants

$0.0165-0.0469	15,019,850	3.44	$0.033	15,019,850	$0.033
$0.0508-0.10	21,438,396	3.56	$0.075	21,438,396	$0.075
$0.108-0.239	6,010,037	3.60	$0.161	6,010,037	$0.161
$0.25-0.48	2,862,687	2.56	$0.276	2,862,687	$0.276
$0.5623-1.00	16,477,022	2.77	$0.938	16,477,022	$0.938
	61,807,992	3.32	$0.313	61,807,992	$0.313

As of December 31, 2017, the Company has 500,000,000 shares of common stock authorized. After the exercise of stock options and warrants and the conversion of variable rate debentures, the Company could potentially have a shortfall of common stock. Should there be a shortfall in common stock, the shareholders of the Company would need to approve an increase in the authorized common stock to an amount sufficient to satisfy such exercises and conversions or reclassify the obligations to liabilities payable in some form other than common stock.